Segment Reporting (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of reportable segment | segment									1
Total interest income									$ 41,489	$ 39,521
Total interest expense	$ 3,712	$ 3,906	$ 3,816	$ 3,595	$ 3,734	$ 3,805	$ 3,676	$ 3,506	15,029	14,721
Net Interest Income	6,889	6,729	6,595	6,247	6,344	6,139	6,202	6,115	26,460	24,800
Provision for credit loss expense	186	186	206	96	125	69	105		674	299
Net Interest Income After Provision for (reversal of) Credit Losses									25,786	24,501
Noninterest income	2,000	1,348	1,390	1,281	1,195	1,215	1,184	866
Net Income (Loss)	2,036	$ 1,931	$ 1,914	$ 1,872	1,849	$ 1,820	$ 1,740	$ 1,993	7,753	7,402
Total assets	857,445				816,656				$ 857,445	816,656
Banking segment
Segment Reporting
Number of reportable segment | segment									1
Total interest income									$ 41,489	39,521
Total interest expense									15,029	14,721
Net Interest Income									26,460	24,800
Provision for credit loss expense									674	299
Net Interest Income After Provision for (reversal of) Credit Losses									25,786	24,501
Noninterest income									6,019	4,460
Noninterest expense (including taxes)									24,052	21,559
Net Income (Loss)									7,753	7,402
Total assets	$ 857,445				$ 816,656				$ 857,445	$ 816,656